Earnings Per Share (Tables)	12 Months Ended
Dec. 25, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following is a reconciliation of the basic and diluted Earnings Per Share (“EPS”) computations for both the numerator and denominator (in thousands, except per share data):

	Year Ended December 25, 2021
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss	$(38,332)	134,699	$(0.28)
Dilutive effect of stock options and awards	—	—	—
Dilutive effect of warrants	—	—	—
Net loss per diluted common share	$(38,332)	134,699	$(0.28)

	Year Ended December 26, 2020
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss	$(24,499)	89,891	$(0.27)
Dilutive effect of stock options and awards	—	—	—
Dilutive effect of warrants	—	—	—
Net loss per diluted common share	$(24,499)	89,891	$(0.27)

	Year Ended December 28, 2019
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss	$(85,479)	89,444	$(0.96)
Dilutive effect of stock options and awards	—	—	—
Dilutive effect of warrants	—	—	—
Net loss per diluted common share	$(85,479)	89,444	$(0.96)